NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2008

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2008

Assets:
Investments at fair value:
AIM VIF - Capital Development Fund - Series I (AVCDI)
360 shares (cost $5,677)	$2,851
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
4,184 shares (cost $102,472)	54,804
American Century VP - International Fund - Class I (ACVI)
4,013 shares (cost $25,526)	23,834
American Century VP - International Fund - Class III (ACVI3)
1,091 shares (cost $7,511)	6,482
American Century VP - Ultra(R) Fund - Class I (ACVU1)
24,867 shares (cost $232,887)	150,697
American Century VP - Value Fund - Class I (ACVV)
1,321 shares (cost $10,727)	6,183
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
4,805 shares (cost $73,764)	49,776
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
1,941 shares (cost $66,644)	44,598
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2,057 shares (cost $78,218)	59,395
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
794 shares (cost $10,712)	6,981
Federated IS - Quality Bond Fund II - Primary Class (FQB)
1,113 shares (cost $12,533)	11,131
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
13,142 shares (cost $305,894)	172,683
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
1,703 shares (cost $52,937)	39,979
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
263 shares (cost $5,596)	3,179
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2,788 shares (cost $74,709)	42,738
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
268 shares (cost $3,257)	3,148
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
1,012 shares (cost $31,214)	18,549
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
889 shares (cost $15,461)	9,507
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
346 shares (cost $6,335)	3,648
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
1,854 shares (cost $26,184)	16,055
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
5,076 shares (cost $127,510)	120,544
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
325 shares (cost $12,923)	8,508
Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)
3,279 shares (cost $86,360)	56,773

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
44 shares (cost $908)	$464
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2,069 shares (cost $30,118)	14,548
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
73 shares (cost $891)	505
Nationwide VIT - Money Market Fund - Class V (SAM5)
29,120 shares (cost $29,120)	29,120
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2,292 shares (cost $37,338)	17,580
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2,813 shares (cost $36,651)	27,141
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
5,512 shares (cost $62,823)	36,492
Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
43 shares (cost $954)	463
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
58 shares (cost $765)	424
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
138 shares (cost $4,711)	2,817
PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)
872 shares (cost $10,165)	8,019
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
93,838 shares (cost $964,762)	908,355
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
1,537 shares (cost $19,490)	17,310
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
219,820 shares (cost $2,316,367)	2,266,342
Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)
215 shares (cost $2,253)	1,391
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
4,698 shares (cost $55,512)	28,327
T. Rowe Price Equity Income Portfolio - II (TREI2)
1,123 shares (cost $25,695)	16,064
T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)
2,124 shares (cost $49,521)	29,081
T. Rowe Price New America Growth Portfolio (TRNAG1)
440 shares (cost $9,036)	5,619
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2,287 shares (cost $48,914)	18,774

Total Investments	4,340,879

Total Assets	4,340,879

Accounts Payable	1,957

$4,338,922

Contract Owners’ Equity:
Accumulation units	4,338,922

Total Contract Owners’ Equity (note 5)	$4,338,922

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS

Year Ended December 31, 2008

Investment Activity:	Total	AVCDI	ALVGIA	ACVI	ACVI3	ACVU1	ACVV	DVSCS
Reinvested dividends	$148,289	-	1,545	285	78	-	181	551
Mortality and expense risk charges (note 2)	(47,903)	(41)	(939)	(334)	(88)	(1,984)	(68)	(607)

Net investment income (loss)	100,386	(41)	606	(49)	(10)	(1,984)	113	(56)

Proceeds from mutual fund shares sold	2,474,630	52	129,162	334	90	1,984	81	622
Cost of mutual fund shares sold	(2,536,485)	(61)	(118,180)	(224)	(66)	(2,053)	(117)	(568)

Realized gain (loss) on investments	(61,855)	(9)	10,982	110	24	(69)	(36)	54
Change in unrealized gain (loss) on investments	(1,186,018)	(3,104)	(80,835)	(23,187)	(6,299)	(140,367)	(3,378)	(32,502)

Net gain (loss) on investments	(1,247,873)	(3,113)	(69,853)	(23,077)	(6,275)	(140,436)	(3,414)	(32,448)

Reinvested capital gains	189,526	570	13,150	3,350	911	33,128	961	9,541

Net increase (decrease) in contract owners’ equity resulting from operations	$(957,961)	(2,584)	(56,097)	(19,776)	(5,374)	(109,292)	(2,340)	(22,963)

Investment Activity:	DSIF	DCAP	DVIV	FQB	FEIS	FGS	FOSR	FCS
Reinvested dividends	$1,274	1,460	227	594	6,119	450	120	668
Mortality and expense risk charges (note 2)	(1,830)	(1,860)	(87)	(112)	(2,356)	(578)	(42)	(1,709)

Net investment income (loss)	(556)	(400)	140	482	3,763	(128)	78	(1,041)

Proceeds from mutual fund shares sold	606,755	552,648	86	127	2,375	615	60	550,316
Cost of mutual fund shares sold	(531,771)	(490,634)	(89)	(134)	(2,592)	(505)	(68)	(691,208)

Realized gain (loss) on investments	74,984	62,014	(3)	(7)	(217)	110	(8)	(140,892)
Change in unrealized gain (loss) on investments	(164,635)	(135,751)	(6,130)	(1,464)	(135,403)	(36,500)	(3,169)	15,224

Net gain (loss) on investments	(89,651)	(73,737)	(6,133)	(1,471)	(135,620)	(36,390)	(3,177)	(125,668)

Reinvested capital gains	-	5,437	1,731	-	255	-	560	16,390

Net increase (decrease) in contract owners’ equity resulting from operations	$(90,207)	(68,700)	(4,262)	(989)	(131,602)	(36,518)	(2,539)	(110,319)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	FIGBS	FMCS	TIF2	TIF3	FTVSV2	GVMCE	JABS	JAIGS2
Reinvested dividends	$132	94	-	332	57	240	2,381	382
Mortality and expense risk charges (note 2)	(30)	(246)	(46)	(185)	(44)	(465)	(685)	(135)

Net investment income (loss)	102	(152)	(46)	147	13	(225)	1,696	247

Proceeds from mutual fund shares sold	47	267	26,486	34,032	77	119,586	711	135
Cost of mutual fund shares sold	(48)	(366)	(17,406)	(25,594)	(94)	(150,851)	(691)	(108)

Realized gain (loss) on investments	(1)	(99)	9,080	8,438	(17)	(31,265)	20	27
Change in unrealized gain (loss) on investments	(243)	(16,452)	(11,916)	(20,166)	(2,236)	9,820	(16,274)	(11,788)

Net gain (loss) on investments	(244)	(16,551)	(2,836)	(11,728)	(2,253)	(21,445)	(16,254)	(11,761)

Reinvested capital gains	3	4,292	-	1,280	392	43	4,636	2,051

Net increase (decrease) in contract owners’ equity resulting from operations	$(139)	(12,411)	(2,882)	(10,301)	(1,848)	(21,627)	(9,922)	(9,463)

Investment Activity:	BNCAI	LOVMCV	GEM3	GVGU	GVGFS	GVIDA	GVIDM	SAM5
Reinvested dividends	$-	8	315	737	273	14	3,604	614
Mortality and expense risk charges (note 2)	(753)	-	(247)	(335)	(154)	(1)	(1,880)	(275)

Net investment income (loss)	(753)	8	68	402	119	13	1,724	339

Proceeds from mutual fund shares sold	771	9	263	29,152	11,434	8	287,075	276
Cost of mutual fund shares sold	(706)	(13)	(254)	(43,086)	(26,727)	(9)	(278,860)	(276)

Realized gain (loss) on investments	65	(4)	9	(13,934)	(15,293)	(1)	8,215	-
Change in unrealized gain (loss) on investments	(40,964)	(336)	(26,033)	(3,143)	5,006	(427)	(31,959)	-

Net gain (loss) on investments	(40,899)	(340)	(26,024)	(17,077)	(10,287)	(428)	(23,744)	-

Reinvested capital gains	4,249	28	5,674	107	-	118	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,403)	(304)	(20,282)	(16,568)	(10,168)	(297)	(22,020)	339

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2008

Investment Activity:	GVDIV6	SCGF	SCVF	SCF	AMINS	OVGS3	PMVAAA	PMVLDA
Reinvested dividends	$423	-	544	5	-	59	560	32,776
Mortality and expense risk charges (note 2)	(250)	(362)	(449)	-	(255)	(33)	(87)	(7,734)

Net investment income (loss)	173	(362)	95	5	(255)	26	473	25,042

Proceeds from mutual fund shares sold	261	361	452	6	17,088	53	103	7,703
Cost of mutual fund shares sold	(354)	(343)	(564)	(9)	(32,759)	(64)	(109)	(7,905)

Realized gain (loss) on investments	(93)	18	(112)	(3)	(15,671)	(11)	(6)	(202)
Change in unrealized gain (loss) on investments	(19,652)	(23,656)	(17,792)	(426)	(1,312)	(2,211)	(2,093)	(56,999)

Net gain (loss) on investments	(19,745)	(23,638)	(17,904)	(429)	(16,983)	(2,222)	(2,099)	(57,201)

Reinvested capital gains	4,006	-	-	135	1	260	27	14,939

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,566)	(24,000)	(17,809)	(289)	(17,237)	(1,936)	(1,599)	(17,220)

Investment Activity:	PMVRRA	PMVTRA	PIHYB1	ROCMC	TREI2	TRMCG2	TRNAG1	MSVRE
Reinvested dividends	$665	87,811	164	1,129	463	-	-	955
Mortality and expense risk charges (note 2)	(179)	(18,960)	(18)	(401)	(203)	(389)	(75)	(392)

Net investment income (loss)	486	68,851	146	728	260	(389)	(75)	563

Proceeds from mutual fund shares sold	178	18,911	28	410	220	389	99	72,732
Cost of mutual fund shares sold	(179)	(18,825)	(29)	(413)	(260)	(398)	(108)	(90,807)

Realized gain (loss) on investments	(1)	86	(1)	(3)	(40)	(9)	(9)	(18,075)
Change in unrealized gain (loss) on investments	(1,999)	(62,414)	(948)	(27,539)	(10,269)	(21,690)	(3,844)	(8,563)

Net gain (loss) on investments	(2,000)	(62,328)	(949)	(27,542)	(10,309)	(21,699)	(3,853)	(26,638)

Reinvested capital gains	27	42,736	21	4,729	666	2,289	359	10,474

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,487)	49,259	(782)	(22,085)	(9,383)	(19,799)	(3,569)	(15,601)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2008 and 2007

	Total		AVCDI		ALVGIA		ACVI

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$100,386	76,619	(41)	(51)	606	1,136	(49)	(121)
Realized gain (loss) on investments	(61,855)	10,609	(9)	7	10,982	595	110	181
Change in unrealized gain (loss) on investments	(1,186,018)	8,666	(3,104)	97	(80,835)	(4,024)	(23,187)	6,255
Reinvested capital gains	189,526	307,075	570	433	13,150	11,592	3,350	-

Net increase (decrease) in contract owners’ equity resulting from operations	(957,961)	402,969	(2,584)	486	(56,097)	9,299	(19,776)	6,315

Equity transactions:
Purchase payments received from contract owners (note 3)	-	64,255	-	-	-	7,125	-	-
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 3)	(763,328)	(357,492)	-	-	(128,219)	-	-	-
Annuity benefits	-	(538)	-	(13)	-	-	-	-
Contract maintenance charges (note 2)	(570)	-	(13)	-	(6)	-	-	-
Adjustments to maintain reserves	(1,621)	52	-	(4)	1	(1)	-	(1)

Net equity transactions	(765,519)	(293,723)	(13)	(17)	(128,224)	7,124	-	(1)

Net change in contract owners’ equity	(1,723,480)	109,246	(2,597)	469	(184,321)	16,423	(19,776)	6,314
Contract owners’ equity beginning of period	6,062,402	5,953,156	5,443	4,974	239,122	222,699	43,609	37,295

Contract owners’ equity end of period	$4,338,922	6,062,402	2,846	5,443	54,801	239,122	23,833	43,609

CHANGES IN UNITS:
Beginning units	412,862	442,228	295	296	15,184	14,723	1,990	1,990
Units purchased	141,762	4,100	-	-	-	461	-	-
Units redeemed	(166,521)	(33,466)	(1)	(1)	(9,269)	-	-	-

Ending units	388,103	412,862	294	295	5,915	15,184	1,990	1,990

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	ACVI3		ACVU1		ACVV		DVSCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(10)	(32)	(1,984)	(2,252)	113	61	(56)	(438)
Realized gain (loss) on investments	24	43	(69)	430	(36)	(3)	54	244
Change in unrealized gain (loss) on investments	(6,299)	1,707	(140,367)	44,903	(3,378)	(1,433)	(32,502)	(4,421)
Reinvested capital gains	911	-	33,128	-	961	745	9,541	3,111

Net increase (decrease) in contract owners’ equity resulting from operations	(5,374)	1,718	(109,292)	43,081	(2,340)	(630)	(22,963)	(1,504)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	4,500	-	8,250
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	-	-	(12)	-	(12)
Contract maintenance charges (note 2)	-	-	-	-	(11)	-	(13)	-
Adjustments to maintain reserves	2	(3)	1	(3)	(3)	(6)	11	(15)

Net equity transactions	2	(3)	1	(3)	(14)	4,482	(2)	8,223

Net change in contract owners’ equity	(5,372)	1,715	(109,291)	43,078	(2,354)	3,852	(22,965)	6,719
Contract owners’ equity beginning of period	11,846	10,131	259,984	216,906	8,527	4,675	72,739	66,020

Contract owners’ equity end of period	$6,474	11,846	150,693	259,984	6,173	8,527	49,774	72,739

CHANGES IN UNITS:
Beginning units	646	646	18,428	18,428	563	290	4,190	3,742
Units purchased	-	-	-	-	-	274	-	449
Units redeemed	-	-	-	-	(1)	(1)	-	(1)

Ending units	646	646	18,428	18,428	562	563	4,190	4,190

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	DSIF		DCAP		DVIV		FQB

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(556)	5,668	(400)	3,792	140	68	482	440
Realized gain (loss) on investments	74,984	1,578	62,014	2,098	(3)	111	(7)	(2)
Change in unrealized gain (loss) on investments	(164,635)	22,747	(135,751)	33,232	(6,130)	(1,245)	(1,464)	72
Reinvested capital gains	-	-	5,437	-	1,731	1,402	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(90,207)	29,993	(68,700)	39,122	(4,262)	336	(989)	510

Equity transactions:
Purchase payments received from contract owners (note 3)	-	7,500	-	690	-	-	-	-
Transfers between funds	(535,284)	-	(550,789)	-	-	-	-	-
Redemptions (note 3)	(69,591)	-	-	(5,296)	-	-	-	-
Annuity benefits	-	(45)	-	-	-	-	-	(15)
Contract maintenance charges (note 2)	(50)	-	-	-	-	-	(16)	-
Adjustments to maintain reserves	8	(18)	11	(28)	(2)	8	(7)	4

Net equity transactions	(604,917)	7,437	(550,778)	(4,634)	(2)	8	(23)	(11)

Net change in contract owners’ equity	(695,124)	37,430	(619,478)	34,488	(4,264)	344	(1,012)	499
Contract owners’ equity beginning of period	739,719	702,289	678,863	644,375	11,245	10,901	12,141	11,642

Contract owners’ equity end of period	$44,595	739,719	59,385	678,863	6,981	11,245	11,129	12,141

CHANGES IN UNITS:
Beginning units	48,095	47,602	46,752	47,088	537	537	1,101	1,102
Units purchased	-	497	-	50	-	-	-	-
Units redeemed	(43,438)	(4)	(40,891)	(386)	-	-	(2)	(1)

Ending units	4,657	48,095	5,861	46,752	537	537	1,099	1,101

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FEIS		FGS		FOSR		FCS

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$3,763	2,409	(128)	(241)	78	120	(1,041)	(625)
Realized gain (loss) on investments	(217)	680	110	180	(8)	6	(140,892)	1,747
Change in unrealized gain (loss) on investments	(135,403)	(27,279)	(36,500)	15,625	(3,169)	325	15,224	(71,007)
Reinvested capital gains	255	25,552	-	63	560	345	16,390	168,673

Net increase (decrease) in contract owners’ equity resulting from operations	(131,602)	1,362	(36,518)	15,627	(2,539)	796	(110,319)	98,788

Equity transactions:
Purchase payments received from contract owners (note 3)	-	143	-	143	-	250	-	-
Transfers between funds	-	-	-	-	-	-	(400,856)	-
Redemptions (note 3)	-	-	-	-	-	-	(147,710)	-
Annuity benefits	-	(20)	-	(33)	-	(17)	-	(39)
Contract maintenance charges (note 2)	(18)	-	(36)	-	(18)	-	(39)	-
Adjustments to maintain reserves	1	(13)	(1)	(7)	(1)	(5)	(2)	4

Net equity transactions	(17)	110	(37)	103	(19)	228	(548,607)	(35)

Net change in contract owners’ equity	(131,619)	1,472	(36,555)	15,730	(2,558)	1,024	(658,926)	98,753
Contract owners’ equity beginning of period	304,301	302,829	76,523	60,793	5,737	4,713	701,669	602,916

Contract owners’ equity end of period	$172,682	304,301	39,968	76,523	3,179	5,737	42,743	701,669

CHANGES IN UNITS:
Beginning units	18,924	18,917	4,663	4,655	324	309	35,588	35,590
Units purchased	-	9	-	11	-	16	-	-
Units redeemed	(1)	(2)	(3)	(3)	(1)	(1)	(31,774)	(2)

Ending units	18,923	18,924	4,660	4,663	323	324	3,814	35,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FIGBS		FMCS		TIF2		TIF3

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$102	103	(152)	(64)	(46)	277	147	563
Realized gain (loss) on investments	(1)	2	(99)	(43)	9,080	109	8,438	173
Change in unrealized gain (loss) on investments	(243)	-	(16,452)	1,181	(11,916)	2,064	(20,166)	3,674
Reinvested capital gains	3	-	4,292	3,045	-	1,231	1,280	2,258

Net increase (decrease) in contract owners’ equity resulting from operations	(139)	105	(12,411)	4,119	(2,882)	3,681	(10,301)	6,668

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	690	-	-	-	3,060
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 3)	-	-	-	(5,160)	(26,436)	-	(33,841)	-
Annuity benefits	-	(17)	-	(20)	-	-	-	(5)
Contract maintenance charges (note 2)	(18)	-	(21)	-	-	-	(8)	-
Adjustments to maintain reserves	(4)	(6)	(16)	6	1	(1)	(13)	27

Net equity transactions	(22)	(23)	(37)	(4,484)	(26,435)	(1)	(33,862)	3,082

Net change in contract owners’ equity	(161)	82	(12,448)	(365)	(29,317)	3,680	(44,163)	9,750
Contract owners’ equity beginning of period	3,300	3,218	30,986	31,351	29,317	25,637	53,672	43,922

Contract owners’ equity end of period	$3,139	3,300	18,538	30,986	-	29,317	9,509	53,672

CHANGES IN UNITS:
Beginning units	307	309	2,015	2,332	1,356	1,356	3,096	2,897
Units purchased	-	-	-	51	-	-	-	199
Units redeemed	(2)	(2)	(3)	(368)	(1,356)	-	(2,167)	-

Ending units	305	307	2,012	2,015	-	1,356	929	3,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	FTVSV2		GVMCE		JABS		JAIGS2

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$13	(18)	(225)	(283)	1,696	937	247	(81)
Realized gain (loss) on investments	(17)	2	(31,265)	81	20	562	27	53
Change in unrealized gain (loss) on investments	(2,236)	(565)	9,820	(19,938)	(16,274)	4,852	(11,788)	3,835
Reinvested capital gains	392	393	43	23,334	4,636	-	2,051	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,848)	(188)	(21,627)	3,194	(9,922)	6,351	(9,463)	3,807

Equity transactions:
Purchase payments received from contract owners (note 3)	-	60	-	4,563	-	858	-	-
Transfers between funds	-	-	(119,072)	-	56,926	-	-	-
Redemptions (note 3)	-	-	-	-	-	(5,232)	-	-
Annuity benefits	-	(34)	-	(52)	-	(27)	-	-
Contract maintenance charges (note 2)	(31)	-	(49)	-	(28)	-	-	-
Adjustments to maintain reserves	(8)	(1)	(2)	-	(3)	7	8	(7)

Net equity transactions	(39)	25	(119,123)	4,511	56,895	(4,394)	8	(7)

Net change in contract owners’ equity	(1,887)	(163)	(140,750)	7,705	46,973	1,957	(9,455)	3,800
Contract owners’ equity beginning of period	5,532	5,695	156,807	149,102	73,568	71,611	17,953	14,153

Contract owners’ equity end of period	$3,645	5,532	16,057	156,807	120,541	73,568	8,498	17,953

CHANGES IN UNITS:
Beginning units	437	435	8,165	7,936	5,056	5,376	652	652
Units purchased	-	5	-	232	4,910	64	-	-
Units redeemed	(3)	(3)	(6,824)	(3)	(2)	(384)	-	-

Ending units	434	437	1,341	8,165	9,964	5,056	652	652

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	BNCAI		LOVMCV		GEM3		GVGU

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(753)	(921)	8	(3)	68	(69)	402	650
Realized gain (loss) on investments	65	271	(4)	-	9	68	(13,934)	80
Change in unrealized gain (loss) on investments	(40,964)	(7,614)	(336)	(104)	(26,033)	7,547	(3,143)	(1,859)
Reinvested capital gains	4,249	10,244	28	104	5,674	3,071	107	8,454

Net increase (decrease) in contract owners’ equity resulting from operations	(37,403)	1,980	(304)	(3)	(20,282)	10,617	(16,568)	7,325

Equity transactions:
Purchase payments received from contract owners (note 3)	-	4,500	-	63	-	4,500	-	-
Transfers between funds	-	-	-	-	-	-	(28,814)	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	(18)	-	(5)	-	(12)	-	-
Contract maintenance charges (note 2)	(17)	-	(4)	-	(16)	-	-	-
Adjustments to maintain reserves	(14)	4	(5)	5	(4)	(5)	(5)	(1)

Net equity transactions	(31)	4,486	(9)	63	(20)	4,483	(28,819)	(1)

Net change in contract owners’ equity	(37,434)	6,466	(313)	60	(20,302)	15,100	(45,387)	7,324
Contract owners’ equity beginning of period	94,204	87,738	783	723	34,843	19,743	45,387	38,063

Contract owners’ equity end of period	$56,770	94,204	470	783	14,541	34,843	-	45,387

CHANGES IN UNITS:
Beginning units	5,502	5,249	63	58	1,152	941	2,093	2,093
Units purchased	-	254	-	5	-	212	-	-
Units redeemed	(2)	(1)	-	-	(1)	(1)	(2,093)	-

Ending units	5,500	5,502	63	63	1,151	1,152	-	2,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVGFS		GVIDA		GVIDM		SAM5

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$119	532	13	9	1,724	5,204	339	2,323
Realized gain (loss) on investments	(15,293)	(11)	(1)	2	8,215	987	-	-
Change in unrealized gain (loss) on investments	5,006	(4,061)	(427)	3	(31,959)	2,890	-	-
Reinvested capital gains	-	3,089	118	26	-	4,698	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,168)	(451)	(297)	40	(22,020)	13,779	339	2,323

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	60	-	690	-	-
Transfers between funds	(11,280)	-	-	-	-	-	-	-
Redemptions (note 3)	-	-	-	-	(285,194)	(5,216)	-	(336,588)
Annuity benefits	-	-	-	(3)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(3)	-	-	-	-	-
Adjustments to maintain reserves	(4)	(2)	(4)	7	(10)	15	(2)	3

Net equity transactions	(11,284)	(2)	(7)	64	(285,204)	(4,511)	(2)	(336,585)

Net change in contract owners’ equity	(21,452)	(453)	(304)	104	(307,224)	9,268	337	(334,262)
Contract owners’ equity beginning of period	21,452	21,905	812	708	307,224	297,956	28,779	363,041

Contract owners’ equity end of period	$-	21,452	508	812	-	307,224	29,116	28,779

CHANGES IN UNITS:
Beginning units	1,423	1,423	47	43	21,295	21,613	2,634	34,511
Units purchased	-	-	-	4	-	50	-	-
Units redeemed	(1,423)	-	-	-	(21,295)	(368)	-	(31,877)

Ending units	-	1,423	47	47	-	21,295	2,634	2,634

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	GVDIV6		SCGF		SCVF		SCF

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$173	337	(362)	(482)	95	125	5	(6)
Realized gain (loss) on investments	(93)	11	18	271	(112)	77	(3)	1
Change in unrealized gain (loss) on investments	(19,652)	(2,140)	(23,656)	4,304	(17,792)	(12,700)	(426)	(89)
Reinvested capital gains	4,006	2,296	-	-	-	7,915	135	104

Net increase (decrease) in contract owners’ equity resulting from operations	(15,566)	504	(24,000)	4,093	(17,809)	(4,583)	(289)	10

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,060	-	60	-	60	-	60
Transfers between funds	-	-	-	(670)	-	-	-	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	(9)	-	-	-	(3)	-	(3)
Contract maintenance charges (note 2)	(11)	-	-	-	(3)	-	(3)	-
Adjustments to maintain reserves	1	(11)	13	(12)	2	(3)	1	(6)

Net equity transactions	(10)	3,040	13	(622)	(1)	54	(2)	51

Net change in contract owners’ equity	(15,576)	3,544	(23,987)	3,471	(17,810)	(4,529)	(291)	61
Contract owners’ equity beginning of period	33,151	29,607	51,129	47,658	54,304	58,833	750	689

Contract owners’ equity end of period	$17,575	33,151	27,142	51,129	36,494	54,304	459	750

CHANGES IN UNITS:
Beginning units	2,108	1,915	3,328	3,372	3,272	3,269	42	39
Units purchased	-	194	1	4	-	3	-	3
Units redeemed	(1)	(1)	-	(48)	-	-	-	-

Ending units	2,107	2,108	3,329	3,328	3,272	3,272	42	42

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	AMINS		OVGS3		PMVAAA		PMVLDA

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$(255)	233	26	18	473	618	25,042	15,487
Realized gain (loss) on investments	(15,671)	40	(11)	3	(6)	1	(202)	(103)
Change in unrealized gain (loss) on investments	(1,312)	(1,552)	(2,211)	(4)	(2,093)	40	(56,999)	9,930
Reinvested capital gains	1	2,039	260	224	27	-	14,939	-

Net increase (decrease) in contract owners’ equity resulting from operations	(17,237)	760	(1,936)	241	(1,599)	659	(17,220)	25,314

Equity transactions:
Purchase payments received from contract owners (note 3)	-	59	-	126	-	-	-	-
Transfers between funds	(16,832)	-	-	670	-	-	500,539	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	(3)	-	(17)	-	(16)	-	-
Contract maintenance charges (note 2)	(3)	-	(17)	-	(17)	-	-	-
Adjustments to maintain reserves	(1)	(7)	(1)	1	2	-	(390)	56

Net equity transactions	(16,836)	49	(18)	780	(15)	(16)	500,149	56

Net change in contract owners’ equity	(34,073)	809	(1,954)	1,021	(1,614)	643	482,929	25,370
Contract owners’ equity beginning of period	34,491	33,682	4,769	3,748	9,636	8,993	424,965	399,595

Contract owners’ equity end of period	$418	34,491	2,815	4,769	8,022	9,636	907,894	424,965

CHANGES IN UNITS:
Beginning units	2,363	2,359	296	245	738	739	38,666	38,666
Units purchased	-	4	-	52	-	-	45,110	-
Units redeemed	(2,309)	-	(1)	(1)	(1)	(1)	-	-

Ending units	54	2,363	295	296	737	738	83,776	38,666

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	PMVRRA		PMVTRA		PIHYB1		ROCMC

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$486	655	68,851	40,426	146	97	728	259
Realized gain (loss) on investments	(1)	(6)	86	(274)	(1)	4	(3)	126
Change in unrealized gain (loss) on investments	(1,999)	952	(62,414)	39,271	(948)	3	(27,539)	(3,198)
Reinvested capital gains	27	43	42,736	-	21	2	4,729	4,276

Net increase (decrease) in contract owners’ equity resulting from operations	(1,487)	1,644	49,259	79,423	(782)	106	(22,085)	1,463

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	9,375	-	-	-	60
Transfers between funds	-	-	1,105,462	-	-	-	-	-
Redemptions (note 3)	-	-	-	-	-	-	-	-
Annuity benefits	-	-	-	(26)	-	(10)	-	(9)
Contract maintenance charges (note 2)	-	-	(37)	-	(11)	-	(9)	-
Adjustments to maintain reserves	1	12	(1,175)	71	(1)	(6)	(9)	4

Net equity transactions	1	12	1,104,250	9,420	(12)	(16)	(18)	55

Net change in contract owners’ equity	(1,486)	1,656	1,153,509	88,843	(794)	90	(22,103)	1,518
Contract owners’ equity beginning of period	18,796	17,140	1,111,457	1,022,614	2,179	2,089	50,426	48,908

Contract owners’ equity end of period	$17,310	18,796	2,264,966	1,111,457	1,385	2,179	28,323	50,426

CHANGES IN UNITS:
Beginning units	1,554	1,553	95,152	94,291	164	165	2,601	2,598
Units purchased	-	1	91,741	863	-	-	-	3
Units redeemed	-	-	(4)	(2)	(1)	(1)	(1)	-

Ending units	1,554	1,554	186,889	95,152	163	164	2,600	2,601

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2008 and 2007

	TREI2		TRMCG2		TRNAG1		MSVRE

	2008	2007	2008	2007	2008	2007	2008	2007

Investment activity:
Net investment income (loss)	$260	137	(389)	(448)	(75)	(84)	563	154
Realized gain (loss) on investments	(40)	26	(9)	89	(9)	8	(18,075)	104
Change in unrealized gain (loss) on investments	(10,269)	(1,185)	(21,690)	1,953	(3,844)	210	(8,563)	(34,588)
Reinvested capital gains	666	1,534	2,289	5,187	359	903	10,474	10,689

Net increase (decrease) in contract owners’ equity resulting from operations	(9,383)	512	(19,799)	6,781	(3,569)	1,037	(15,601)	(23,641)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-	-	3,750
Transfers between funds	-	-	-	-	-	-	-	-
Redemptions (note 3)	-	-	-	-	-	-	(72,337)	-
Annuity benefits	-	(19)	-	-	-	(24)	-	-
Contract maintenance charges (note 2)	(17)	-	-	-	(25)	-	(2)	-
Adjustments to maintain reserves	-	2	3	(2)	-	1	(1)	(11)

Net equity transactions	(17)	(17)	3	(2)	(25)	(23)	(72,340)	3,739

Net change in contract owners’ equity	(9,400)	495	(19,796)	6,779	(3,594)	1,014	(87,941)	(19,902)
Contract owners’ equity beginning of period	25,465	24,970	48,871	42,092	9,214	8,200	106,712	126,614

Contract owners’ equity end of period	$16,065	25,465	29,075	48,871	5,620	9,214	18,771	106,712

CHANGES IN UNITS:
Beginning units	1,609	1,610	2,596	2,596	691	693	5,109	4,979
Units purchased	-	-	-	-	-	-	-	130
Units redeemed	(1)	(1)	-	-	(2)	(2)	(3,648)	-

Ending units	1,608	1,609	2,596	2,596	689	691	1,461	5,109

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

NOTES TO FINANCIAL STATEMENTS

December 31, 2008 and 2007

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds (AIM VIF);

AIM VIF - Basic Value Fund - Series I (AVBVI)*

AIM VIF - Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (AllianceBernstein VPS);

AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)

Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

American Century VP - International Fund - Class I (ACVI)

American Century VP - International Fund - Class III (ACVI3)

American Century VP - Ultra(R) Fund - Class I (ACVU1)

American Century VP - Value Fund - Class I (ACVV)

American Century VP - Vista(SM) Fund - Class I (ACVVS1)*

BlackRock Large Cap Core V.I. Fund - Class II (MLVLC2)*

Calvert Variable Series Inc. - Social Equity Portfolio (CVSSE)*

Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);

Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)*

Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)

Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)

Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)

Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)

Portfolios of the Federated Insurance Series (Federated IS);

Federated IS - Quality Bond Fund II - Primary Class (FQB)

Portfolios of the Fidelity(R) Variable Insurance Products Fund (Fidelity(R) VIP);

Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)

Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)

Fidelity(R) VIP - Overseas Portfolio - Service Class (FOS)*

Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)

Portfolios of the Fidelity(R) Variable Insurance Products Fund II (Fidelity(R) VIP II);

Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)

Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)

Portfolios of the Fidelity(R) Variable Insurance Products Fund III (Fidelity(R) VIP III);

Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);

Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)*

Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)

Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)

Portfolios of the Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT);

Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)

Portfolios of the Ivy Fund Variable Insurance Portfolio, Inc. (Ivy Fund VIP,Inc.) (formerly W&R Target Funds, Inc.);

Ivy Fund VIP, Inc. - Growth (WRGP)*

Ivy Fund VIP, Inc. - Real Estate Securities (WRRESP)*

Portfolios of the Janus Aspen Series;

Janus Aspen Series - Balanced Portfolio - Service Class (JABS)

Janus Aspen Series - Forty Portfolio - Service Class (JACAS)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Aspen Series - International Growth Portfolio - Service Class (JAIGS)*

Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)

Portfolios of the JPMorgan Insurance Trust;

JPMorgan Insurance Trust - Diversified Mid Cap Growth Portfolio 1 (OGGO)*

JPMorgan Insurance Trust - Diversified Mid Cap Value Portfolio 1 (OGMVP)*

Portfolios of the Lincoln Variable Insurance Products Trust (Lincoln VIP);

Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)

Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT);

Nationwide VIT - Core Bond Fund - Class I (NVCBD1)*

Nationwide VIT - Federated High Income Bond Fund - Class I (HIBF)*

Nationwide VIT - Federated High Income Bond Fund - Class III (HIBF3)*

Nationwide VIT - Gartmore Emerging Markets Fund - Class I (GEM)*

Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)

Nationwide VIT - Gartmore Global Utilities Fund - Class I (GVGU1)*

Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)*

Nationwide VIT - Gartmore International Equity Fund - Class VI (NVIE6)*

Nationwide VIT - Global Financial Services Fund - Class I (GVGF1)*

Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)*

Nationwide VIT - Government Bond Fund - Class I (GBF)*

Nationwide VIT - Health Sciences Fund - Class I (GVGH1) (formerly Global Health Sciences Fund - Class I)*

Nationwide VIT - Health Sciences Fund - Class III (GVGHS) (formerly Global Health Sciences Fund - Class III)*

Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)

Nationwide VIT - Investor Destinations Conservative Fund - Class II (GVIDC)*

Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)*

Nationwide VIT - Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

Nationwide VIT - Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

Nationwide VIT - Mid Cap Index Fund - Class I (MCIF)*

Nationwide VIT - Money Market Fund - Class V (SAM5)

Nationwide VIT - Multi-Manager International Growth Fund - Class III (NVMIG3)*

Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6) (formerly International Value Fund - Class VI)

Nationwide VIT - Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)*

Nationwide VIT - Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)

Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)

Nationwide VIT - Nationwide Fund - Class I (TRF)*

Nationwide VIT - Technology and Communications Fund - Class I (GGTC) (formerly Global Technology and Communications Fund - Class I)*

Nationwide VIT - Technology and Communications Fund - Class III (GGTC3) (formerly Global Technology and Communications Fund - Class III)*

Nationwide VIT - Van Kampen Comstock Value Fund - Class I (EIF)*

Nationwide VIT - Van Kampen Multi-Sector Bond Fund - Class I (MSBF)*

Nationwide VIT - Van Kampen Real Estate Fund - Class I (NVRE1)*

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);

Neuberger Berman AMT - International Portfolio - Class S (AMINS)

Neuberger Berman AMT - Mid Cap Growth Portfolio - I Class (AMCG)*

Neuberger Berman AMT - Small Cap Growth Portfolio - Class S (AMFAS) (formerly Fasciano Portfolio - Class S)*

Portfolios of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)*

Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)

Oppenheimer VAF - Global Securities Fund - Non-Service Class (OVGS)*

Oppenheimer VAF - Main Street(R) - Non-Service Class (OVGI)*

Portfolios of the PIMCO Variable Insurance Trust (PIMCO VIT);

PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)

PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)

PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)

PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)

Portfolios of the Pioneer Variable Contracts Trust (Pioneer VCT);

Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)

Royce Capital Fund - Micro Cap Portfolio (ROCMC)

Portfolios of T. Rowe Price;

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

T. Rowe Price Equity Income Portfolio - II (TREI2)

T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)

T. Rowe Price New America Growth Portfolio (TRNAG1)

Portfolios of the Van Kampen - The Universal Institutional Funds, Inc. (Van Kampen UIF);

Van Kampen UIF - Emerging Markets Debt Portfolio - Class I (MSEM)*

Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)

*	At December 31, 2008, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2008 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standard

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company adopted SFAS 157 effective January 1, 2008. The adoption of SFAS 157 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) Fair Value Measurement

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with SFAS 157, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2008:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$4,340,879	0	$4,340,879

Accounts Payable of $1,957 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under SFAS 157.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2008.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
AIM VIF - Capital Development Fund - Series I (AVCDI)
2008	0.95%	294	$9.680649	$2,846	0.00%	-47.53%
2007	0.95%	295	18.450008	5,443	0.00%	9.79%
2006	0.95%	296	16.805451	4,974	0.00%	15.42%
AllianceBernstein VPS - Growth and Income Portfolio - Class A (ALVGIA)
2008	0.95%	5,915	9.264781	54,801	1.45%	-41.17%
2007	0.95%	15,184	15.748305	239,122	1.48%	4.11%
2006	0.95%	14,723	15.125959	222,699	1.33%	16.18%
2005	0.95%	10,058	13.019908	130,954	1.44%	3.87%
2004	0.95%	10,058	12.534409	126,071	0.58%	10.40%
American Century VP - International Fund - Class I (ACVI)
2008	0.95%	1,990	11.976251	23,833	0.80%	-45.35%
2007	0.95%	1,990	21.913826	43,609	0.66%	16.93%
2006	0.95%	1,990	18.741089	37,295	1.54%	23.84%
2005	0.95%	1,990	15.133145	30,115	1.10%	12.18%
2004	0.95%	1,990	13.489889	26,845	0.52%	13.83%
American Century VP - International Fund - Class III (ACVI3)
2008	0.95%	646	10.021993	6,474	0.80%	-45.35%
2007	0.95%	646	18.337988	11,846	0.66%	16.93%
2006	0.95%	646	15.682979	10,131	1.54%	23.84%
2005	0.95%	646	12.663770	8,181	1.10%	12.03%
2004	0.95%	646	11.304004	7,302	0.00%	13.04%	5/3/2004
American Century VP - Ultra(R) Fund - Class I (ACVU1)
2008	0.95%	18,428	8.177406	150,693	0.00%	-42.04%
2007	0.95%	18,428	14.108113	259,984	0.00%	19.86%
2006	0.95%	18,428	11.770437	216,906	0.00%	-4.19%
2005	0.95%	18,428	12.285484	226,397	0.00%	1.20%
2004	0.95%	18,428	12.140075	223,717	0.00%	9.62%
American Century VP - Value Fund - Class I (ACVV)
2008	0.95%	562	10.984512	6,173	2.40%	-27.47%
2007	0.95%	563	15.145377	8,527	2.18%	-6.04%
2006	0.95%	290	16.119722	4,675	2.14%	17.53%
Dreyfus IP - Mid Cap Stock Portfolio - Initial Class (DVMCS)
2004	0.95%	14,810	13.187285	195,304	0.50%	13.39%
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DVSCS)
2008	0.95%	4,190	11.879325	49,774	0.85%	-31.57%
2007	0.95%	4,190	17.360048	72,739	0.42%	-1.60%
2006	0.95%	3,742	17.642984	66,020	0.40%	13.33%
2005	0.95%	2,017	15.568198	31,401	0.00%	6.22%
2004	0.95%	2,017	14.656944	29,563	0.39%	20.73%
Dreyfus Stock Index Fund, Inc. - Initial Class (DSIF)
2008	0.95%	4,657	9.575881	44,595	0.62%	-37.74%
2007	0.95%	48,095	15.380362	739,719	1.77%	4.25%
2006	0.95%	47,602	14.753341	702,289	1.24%	14.40%
2005	0.95%	87,403	12.895853	1,127,136	1.23%	3.70%
2004	0.95%	141,053	12.435774	1,754,103	1.77%	9.59%
Dreyfus VIF - Appreciation Portfolio - Initial Class (DCAP)
2008	0.95%	5,861	10.132242	59,385	0.71%	-30.22%
2007	0.95%	46,752	14.520506	678,863	1.54%	6.11%
2006	0.95%	47,088	13.684478	644,375	2.21%	15.37%
2005	0.95%	13,189	11.860999	156,435	0.02%	3.39%
2004	0.95%	13,189	11.472201	151,307	2.20%	4.05%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Dreyfus VIF - International Value Portfolio - Initial Class (DVIV)
2008	0.95%	537	$13.000301	$6,981	2.46%	-37.92%
2007	0.95%	537	20.940324	11,245	1.58%	3.16%
2006	0.95%	537	20.299101	10,901	1.34%	21.44%
2005	0.95%	537	16.715881	8,976	0.00%	10.83%
2004	0.95%	537	15.082465	8,099	1.06%	18.88%
Federated IS - Quality Bond Fund II - Primary Class (FQB)
2008	0.95%	1,099	10.126377	11,129	5.02%	-8.17%
2007	0.95%	1,101	11.027146	12,141	4.64%	4.38%
2006	0.95%	1,102	10.564731	11,642	7.85%	3.17%
Fidelity(R) VIP - Equity-Income Portfolio - Service Class (FEIS)
2008	0.95%	18,923	9.125514	172,682	2.45%	-43.25%
2007	0.95%	18,924	16.080137	304,301	1.79%	0.45%
2006	0.95%	18,917	16.008276	302,829	3.10%	18.94%
2005	0.95%	18,640	13.458867	250,873	1.66%	4.76%
2004	0.95%	23,569	12.847842	302,811	0.74%	10.32%
Fidelity(R) VIP - Growth Portfolio - Service Class (FGS)
2008	0.95%	4,660	8.576896	39,968	0.73%	-47.74%
2007	0.95%	4,663	16.410737	76,523	0.61%	25.66%
2006	0.95%	4,655	13.059759	60,793	0.26%	5.72%
2005	0.95%	4,228	12.353070	52,229	0.37%	4.67%
2004	0.95%	4,228	11.801694	49,898	0.16%	2.28%
Fidelity(R) VIP - Overseas Portfolio - Service Class R (FOSR)
2008	0.95%	323	9.843130	3,179	2.59%	-44.41%
2007	0.95%	324	17.707294	5,737	3.27%	16.11%
2006	0.95%	309	15.251016	4,713	0.00%	16.83%
Fidelity(R) VIP II - Contrafund(R) Portfolio - Service Class (FCS)
2008	0.95%	3,814	11.206872	42,743	0.34%	-43.16%
2007	0.95%	35,588	19.716460	701,669	0.87%	16.39%
2006	0.95%	35,590	16.940595	602,916	1.30%	10.53%
2005	0.95%	22,679	15.326374	347,587	0.21%	15.74%
2004	0.95%	26,115	13.241977	345,814	0.16%	14.24%
Fidelity(R) VIP II - Investment Grade Bond Portfolio - Service Class (FIGBS)
2008	0.95%	305	10.290486	3,139	4.06%	-4.26%
2007	0.95%	307	10.748753	3,300	4.08%	3.22%
2006	0.95%	309	10.413829	3,218	0.00%	3.31%
Fidelity(R) VIP III - Mid Cap Portfolio - Service Class (FMCS)
2008	0.95%	2,012	9.213714	18,538	0.36%	-40.08%
2007	0.95%	2,015	15.377686	30,986	0.75%	14.38%
2006	0.95%	2,332	13.443925	31,351	0.00%	11.52%
Franklin Templeton VIP - Foreign Securities Fund - Class 2 (TIF2)
2007	0.95%	1,356	21.620261	29,317	1.97%	14.35%
2006	0.95%	1,356	18.906338	25,637	1.22%	20.29%
2005	0.95%	1,356	15.716674	21,312	0.65%	9.13%
2004	0.95%	3,443	14.402435	49,588	1.02%	17.40%
Franklin Templeton VIP - Foreign Securities Fund - Class 3 (TIF3)
2008	0.95%	929	10.235315	9,509	1.55%	-40.96%
2007	0.95%	3,096	17.336028	53,672	2.13%	14.34%
2006	0.95%	2,897	15.161349	43,922	1.63%	20.31%
2005	0.95%	1,617	12.601840	20,377	0.70%	9.09%
2004	0.95%	4,106	11.551866	47,432	0.00%	15.52%	5/3/2004
Franklin Templeton VIP - Small Cap Value Securities Fund - Class 2 (FTVSV2)
2008	0.95%	434	8.398631	3,645	1.14%	-33.65%
2007	0.95%	437	12.658835	5,532	0.68%	-3.31%
2006	0.95%	435	13.092490	5,695	1.12%	15.87%
Goldman Sachs VIT - Mid Cap Value Fund (GVMCE)
2008	0.95%	1,341	11.974204	16,057	0.47%	-37.65%
2007	0.95%	8,165	19.204811	156,807	0.82%	2.22%
2006	0.95%	7,936	18.788110	149,102	1.81%	15.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^
Janus Aspen Series - Balanced Portfolio - Service Class (JABS)
2008	0.95%	9,964	$12.097700	$120,541	3.24%	-16.86%
2007	0.95%	5,056	14.550581	73,568	2.25%	9.23%
2006	0.95%	5,376	13.320560	71,611	1.83%	9.37%
2005	0.95%	5,697	12.179496	69,387	1.82%	6.64%
Janus Aspen Series - International Growth Portfolio - Service II Class (JAIGS2)
2008	0.95%	652	13.034181	8,498	2.65%	-52.66%
2007	0.95%	652	27.535901	17,953	0.45%	26.85%
2006	0.95%	652	21.707408	14,153	3.66%	45.31%
Lincoln VIP - Baron Growth Opportunities Funds - Service Class (BNCAI)
2008	0.95%	5,500	10.321844	56,770	0.00%	-39.72%
2007	0.95%	5,502	17.121844	94,204	0.00%	2.43%
2006	0.95%	5,249	16.715191	87,738	0.00%	14.43%
2005	0.95%	3,425	14.607599	50,031	0.00%	2.39%
2004	0.95%	4,787	14.267256	68,297	0.00%	24.45%
Lord Abbett Series Fund, Inc. - Mid Cap Value Portfolio - Class VC (LOVMCV)
2008	0.95%	63	7.462343	470	1.31%	-39.93%
2007	0.95%	63	12.423321	783	0.53%	-0.38%
2006	0.95%	58	12.470722	723	0.83%	11.17%
Nationwide VIT - Gartmore Emerging Markets Fund - Class III (GEM3)
2008	0.95%	1,151	12.633327	14,541	1.20%	-58.23%
2007	0.95%	1,152	30.245878	34,843	0.75%	44.16%
2006	0.95%	941	20.980892	19,743	1.19%	35.35%
Nationwide VIT - Gartmore Global Utilities Fund - Class III (GVGU)
2007	0.95%	2,093	21.685091	45,387	2.51%	19.24%
2006	0.95%	2,093	18.185742	38,063	3.91%	36.29%
Nationwide VIT - Global Financial Services Fund - Class III (GVGFS)
2007	0.95%	1,423	15.075165	21,452	3.44%	-2.07%
2006	0.95%	1,423	15.393204	21,905	2.11%	19.20%
Nationwide VIT - Investor Destinations Aggressive Fund - Class II (GVIDA)
2008	0.95%	47	10.813324	508	2.08%	-37.44%
2007	0.95%	47	17.285822	812	2.11%	4.95%
2006	0.95%	43	16.471118	708	2.82%	15.76%
Nationwide VIT - Investor Destinations Moderate Fund - Class II (GVIDM)
2007	0.95%	21,295	14.427043	307,224	2.69%	4.65%
2006	0.95%	21,613	13.785950	297,956	2.39%	10.30%
2005	0.95%	21,294	12.498817	266,150	4.41%	4.35%
Nationwide VIT - Money Market Fund - Class V (SAM5)
2008	0.95%	2,634	11.053943	29,116	2.12%	1.17%
2007	0.95%	2,634	10.926084	28,779	1.48%	3.86%
2006	0.95%	34,511	10.519572	363,041	4.33%	3.62%
2005	0.95%	45,281	10.151834	459,685	2.88%	1.78%
2004	0.95%	52,145	9.974527	520,122	0.78%	-0.07%
Nationwide VIT - Multi-Manager International Value Fund - Class VI (GVDIV6)
2008	0.95%	2,107	8.341015	17,575	1.59%	-46.96%
2007	0.95%	2,108	15.726260	33,151	2.09%	1.72%
2006	0.95%	1,915	15.460731	29,607	2.70%	21.25%
Nationwide VIT - Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2008	0.95%	3,329	8.153331	27,142	0.00%	-46.93%
2007	0.95%	3,328	15.363178	51,129	0.00%	8.70%
2006	0.95%	3,372	14.133306	47,658	0.00%	2.23%
2005	0.95%	3,324	13.825112	45,955	0.00%	7.07%
2004	0.95%	3,324	12.912628	42,922	0.00%	12.34%
Nationwide VIT - Multi-Manager Small Cap Value Fund - Class I (SCVF)
2008	0.95%	3,272	11.153276	36,494	1.14%	-32.80%
2007	0.95%	3,272	16.596528	54,304	1.22%	-7.78%
2006	0.95%	3,269	17.997357	58,833	0.46%	16.18%
2005	0.95%	3,230	15.490603	50,035	0.07%	2.10%
2004	0.95%	3,230	15.172526	49,007	0.00%	16.18%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

Nationwide VIT - Multi-Manager Small Company Fund - Class I (SCF)
2008	0.95%	42	$10.933874	$459	0.85%	-38.78%
2007	0.95%	42	17.859082	750	0.14%	1.16%
2006	0.95%	39	17.654869	689	0.29%	10.98%
Neuberger Berman AMT - International Portfolio - Class S (AMINS)
2008	0.95%	54	7.743748	418	0.00%	-46.95%
2007	0.95%	2,363	14.596206	34,491	1.68%	2.23%
2006	0.95%	2,359	14.278164	33,682	0.38%	22.28%
Oppenheimer VAF - Capital Appreciation Fund - Non-Service Class (OVGR)
2005	0.95%	7,039	12.714574	89,498	0.88%	4.10%
2004	0.95%	7,039	12.213456	85,971	0.20%	5.92%
Oppenheimer VAF - Global Securities Fund - Class 3 (OVGS3)
2008	0.95%	295	9.543438	2,815	1.51%	-40.76%
2007	0.95%	296	16.110628	4,769	1.46%	5.32%
2006	0.95%	245	15.296548	3,748	0.11%	16.57%
PIMCO VIT - All Asset Portfolio - Administrative Class (PMVAAA)
2008	0.95%	737	10.884236	8,022	6.13%	-16.64%
2007	0.95%	738	13.057320	9,636	7.58%	7.29%
2006	0.95%	739	12.169765	8,993	10.76%	3.67%
PIMCO VIT - Low Duration Portfolio - Administrative Class (PMVLDA)
2008	0.95%	83,776	10.837162	907,894	4.07%	-1.40%
2007	0.95%	38,666	10.990673	424,965	4.71%	6.35%
2006	0.95%	38,666	10.334531	399,595	4.26%	2.98%
2005	0.95%	46,445	10.035783	466,112	2.79%	0.05%
2004	0.95%	46,445	10.031104	465,895	1.98%	0.87%
PIMCO VIT - Real Return Portfolio - Administrative Class (PMVRRA)
2008	0.95%	1,554	11.138774	17,310	3.55%	-7.91%
2007	0.95%	1,554	12.095237	18,796	4.59%	9.59%
2006	0.95%	1,553	11.036906	17,140	3.59%	-0.21%
2005	0.95%	13,516	11.060398	149,492	2.69%	1.11%
2004	0.95%	15,060	10.939407	164,747	1.08%	7.86%
PIMCO VIT - Total Return Portfolio - Administrative Class (PMVTRA)
2008	0.95%	186,889	12.119313	2,264,966	4.45%	3.75%
2007	0.95%	95,152	11.680853	1,111,457	4.74%	7.70%
2006	0.95%	94,291	10.845296	1,022,614	4.41%	2.86%
2005	0.95%	91,514	10.543451	964,873	3.42%	1.46%
2004	0.95%	91,514	10.392162	951,028	2.10%	3.89%
Pioneer VCT - Pioneer High Yield Portfolio - Class I (PIHYB1)
2008	0.95%	163	8.496662	1,385	8.42%	-36.04%
2007	0.95%	164	13.284091	2,179	5.44%	4.91%
2006	0.95%	165	12.662441	2,089	8.41%	7.47%
2005	0.95%	5,680	11.781866	66,921	5.43%	0.98%
2004	0.95%	5,680	11.667577	66,272	2.76%	7.04%
Royce Capital Fund - Micro Cap Portfolio (ROCMC)
2008	0.95%	2,600	10.893576	28,323	2.65%	-43.81%
2007	0.95%	2,601	19.387108	50,426	1.51%	2.98%
2006	0.95%	2,598	18.825238	48,908	0.24%	19.92%
2005	0.95%	1,271	15.697700	19,952	0.08%	10.55%
2004	0.95%	16,220	14.199290	230,312	0.00%	12.76%
T. Rowe Price Equity Income Portfolio - II (TREI2)
2008	0.95%	1,608	9.990970	16,065	2.14%	-36.87%
2007	0.95%	1,609	15.826462	25,465	1.53%	2.05%
2006	0.95%	1,610	15.509191	24,970	2.01%	17.52%
T. Rowe Price Mid Cap Growth Portfolio - II (TRMCG2)
2008	0.95%	2,596	11.199911	29,075	0.00%	-40.51%
2007	0.95%	2,596	18.825676	48,871	0.00%	16.11%
2006	0.95%	2,596	16.214301	42,092	0.00%	5.37%
2005	0.95%	1,360	15.387465	20,927	0.00%	13.35%
2004	0.95%	2,720	13.574827	36,924	0.00%	16.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Initial Offering Date^

T. Rowe Price New America Growth Portfolio (TRNAG1)
2008	0.95%	689	$8.156679	$5,620	0.00%	-38.83%
2007	0.95%	691	13.334499	9,214	0.00%	12.69%
2006	0.95%	693	11.832539	8,200	0.10%	6.31%
Van Kampen UIF - U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.95%	1,461	12.848389	18,771	2.10%	-38.49%
2007	0.95%	5,109	20.887057	106,712	1.17%	-17.86%
2006	0.95%	4,979	25.429614	126,614	0.51%	36.74%

2008	Contract owners’ equity			$4,338,922
2007	Contract owners’ equity			$6,062,402
2006	Contract owners’ equity			$5,953,156
2005	Contract owners’ equity			$5,130,991
2004	Contract owners’ equity			$5,999,351

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or contract maintenance charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through a reduction in the unit value. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
^	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2008, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2008, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 13, 2009